Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Total	¥ 80,594		¥ 133,267
Less: Accumulated depreciation	(63,577)		(112,092)
Property and equipment, net	17,017		21,175		$ 2,670
Depreciation expenses	19,043		15,127	¥ 22,698
Gain/Loss on disposal of Property and Equipment	(11,081)	$ (1,739)	(367)	¥ 27
Computers and equipment
Property and equipment, net
Total	41,783		70,923
Leasehold improvement
Property and equipment, net
Total	35,300		50,363
Furniture and fixtures
Property and equipment, net
Total	3,283		11,753
Vehicle
Property and equipment, net
Total	¥ 228		¥ 228